U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment [x]: Amendment Number  1
This Amendment (check only one): [x]  is a restatement.
                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines Iowa 50266-5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    Vice President - Investment Administration
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker         West Des Moines, IA      July 6,2004
Signature                     City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 201
Form 13F Information Table Value Total: $497,789

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


              FORM 13F


              Column 1               Column 2  Column 3   Column 4      Column 5    Column 6  Column 7  Column 8
                                      Title                Value                      Inv't    Other     Voting
           Name of Issuer            of Class   Cusip     (x$1000)       Shares       Disn    Managers Authority
ABBOTT LABS                         COM       002824100          811       21,550     sole                sole
ABITIBI-CONSOLIDATED INC            COM       003924107        4,503      487,900     sole                sole
ACUITY BRANDS INC                   COM       00508Y102        2,196      120,650     sole                sole
ADAPTEC INC                         COM       00651f108          909      115,210     sole                sole
ADC TELECOMMUNICATIONS              COM       000886101          470      205,200     sole                sole
AFFYMETRIX INC                      COM       00826T108          240       10,000     sole                sole
AGERE SYSTEMS INC CL B              COM       00845V209           32       21,139     sole                sole
AGILENT TECHNOLOGIES                COM       00846u101          895       37,469     sole                sole
ALCOA INC                           COM       013817101        3,994      120,490     sole                sole
ALLIANT ENERGY CORP                 COM       018802108        4,082      158,821     sole                sole
ALLSTATE CORP                       COM       020002101        3,044       82,325     sole                sole
ALLSTATE CORP 7.125% PFD            PFD       020002200          483       19,234     sole                sole
AMERICAN CENTURY TRGT MAT 2020      MF        081880700          444       11,737     sole                sole
AMERICAN EXPRESS COMPANY            COM       025816109        3,318       91,365     sole                sole
AMERICAN INT'L GROUP INC            COM       026874107        4,799       70,338     sole                sole
AMERICAN WTR WKS INC                COM       030411102          216        5,000     sole                sole
ANHEUSER-BUSCH COS                  COM       035229103          440        8,800     sole                sole
AOL TIME WARNER                     COM       00184A105        1,531      104,078     sole                sole
ASSOCIATED BANC CORP                COM       045487105        2,057       54,558     sole                sole
AT&T CORP                           COM       001957109        1,501      140,264     sole                sole
ATMOS ENERGY CORP                   COM       049560105        3,146      134,200     sole                sole
AVAYA INC                           COM       053499109           66       13,568     sole                sole
BANK OF AMERICA                     COM       060505104        4,327       61,500     sole                sole
BANK OF AMERICA CORP.               COM       06605F102          408        5,800     sole                sole
BANK OF NEW YORK CO INC             COM       064057102          341       10,100     sole                sole
BARRICK GOLD CORP                   COM       067901108        2,640      139,025     sole                sole
BATTLE MOUNTAIN GOLD CO             DEB CONV  071593AA5       10,234   10,390,000     sole                sole
BECTON DICKINSON & CO               COM       075887109        3,741      108,600     sole                sole
BELO A.H. CORP   SERIES A           COM       080555105        3,494      154,550     sole                sole
BLACK HILLS CORP                    COM       092113109        1,216       35,150     sole                sole
BLACKROCK PROVIDENT T-FUND          MF        743884$M2       23,430   23,430,145     sole                sole
BLACKROCK PROVIDENT T-FUND          MF        743884$C2       72,872   72,871,591     sole                sole
BOEING CO                           COM       097023105        2,509       55,749     sole                sole
BRINSON ENHANCED S&P 500 FUND       MF        10970W104          663       98,296     sole                sole
BRISTOL MYERS SQUIBB                COM       110122108        3,183      123,845     sole                sole
BURLINGTON RESOURCES INC            COM       122014103        1,140       30,000     sole                sole
CAMECO CORP                         PFD       13321L306        1,500       60,000     sole                sole
CARNIVAL CORP                       COM       143658102          210        7,600     sole                sole
CASEYS GEN STORES                   COM       147528103        1,148       95,375     sole                sole
CATERPILLAR INC                     COM       149123101        2,736       55,893     sole                sole
CENTURYTEL INC.                     COM       156700106        2,215       75,100     sole                sole
CHASE CAPITAL V                     PFD       161479209          445       18,000     sole                sole
CHEVRONTEXACO CORP                  COM       166764100        1,795       20,287     sole                sole
CISCO SYSTEMS INC                   COM       17275R102        1,604      115,012     sole                sole
CITIGROUP INC                       PFD       172967648        3,675       70,000     sole                sole
CITIGROUP INC                       COM       172967101        3,868       99,810     sole                sole
COCA-COLA COMPANY                   COM       191216100        2,691       48,047     sole                sole
COMMUNITY BANK SYSTEMS INC.         COM       203607106        1,329       41,200     sole                sole
COMPUTER ASSOCIATES INTL INC        COM       204912109          779       49,000     sole                sole
COMPUWARE CORP                      COM       205638109          483       79,500     sole                sole
CONAGRA FOODS INC                   COM       205887102        6,069      219,500     sole                sole
CONOCO INC                          COM       208251504        4,497      161,750     sole                sole
COOPER INDUSTRIES LTD               COM       G24182100        1,395       35,500     sole                sole
DEAN FOODS CO                       COM       242370104        2,022       54,212     sole                sole
DELL COMPUTER CORP                  COM       247025109        1,562       59,760     sole                sole
DISNEY (WALT) COMPANY               COM       254687106        1,669       88,330     sole                sole
DU PONT E I DE NEMOURS              COM       263534109        2,739       61,694     sole                sole
DYNEGY INC                          COM       26816Q101          648       90,000     sole                sole
EASTMAN KODAK CO                    COM       277461109        1,049       35,970     sole                sole
ECI TELECOM LTD                     COM       268258100           90       30,000     sole                sole
ELECTRONIC DATA SYSTEMS CORP        COM       285661104          212        5,700     sole                sole
EMC CORP                            COM       268648102        1,019      134,934     sole                sole
ENRON CAPITAL 8.0% SER C PFD        PFD       P37307108            1       12,100     sole                sole
EQUITRUST MONEY MARKET FUND         MF        294938105        1,440    1,439,517     sole                sole
EQUITRUST SERIES FUND, INC          MF        294937859          941       27,196     sole                sole
EQUITRUST SERIES FUND, INC          MF        294937875          858       70,373     sole                sole
EQUITRUST SERIES FUND, INC          MF        294937404          713       75,129     sole                sole
EQUITRUST SERIES FUND, INC          MF        294937800          991       94,967     sole                sole
EQUITRUST SERIES FUND, INC          MF        294937883          902       95,057     sole                sole
EQUITRUST SERIES FUND, INC          MF        294937107        1,003      102,078     sole                sole
EQUITRUST SERIES FUND, INC          MF        294937701        1,532      154,703     sole                sole
EQUITRUST SERIES FUND, INC          MF        294937867          500      500,000     sole                sole
EQUITRUST SERIES FUND, INC          MF        294937206        1,911    1,910,602     sole                sole
EQUITY OFFICE PROPERTIES TR         COM       294741103          361       12,000     sole                sole
EVERGREEN INST TREAS MMKT-IV        MF        299920439           25       25,076     sole                sole
EXXON MOBIL CORPORATION             COM       30231G102        6,231      152,263     sole                sole
FED HOME LOAN MTG CORP              COM       313400301        1,567       25,600     sole                sole
FEDERAL NATIONAL MTG ASSN           COM       313586109          833       11,300     sole                sole
FEDERATED DEPARTMENT STORES         COM       31410H101        1,764       44,425     sole                sole
FIRST AMERICAN TREAS OBLIG          MF        992637009          143      142,835     sole                sole
FLEETBOSTON FINANCIAL CORP          COM       339030108        2,920       90,250     sole                sole
FLEETWOOD CAP TRUST II              DEB CONV  3390772$1          246      571,375     sole                sole
FLEETWOOD CAPITAL TRUST             DEB CONV  339072$99          383    1,178,625     sole                sole
FORD MOTOR CO                       COM       345370860        1,690      105,631     sole                sole
GENERAL ELECTRIC COMPANY            COM       369604103        3,247      111,763     sole                sole
GENERAL MILLS INC                   COM       370334104          361        8,200     sole                sole
GENERAL MOTORS CORPORATION          COM       370442105        2,198       41,129     sole                sole
GLAXOSMITHKLINE PLC-ADR             COM       37733W105          975       22,600     sole                sole
HARBOR CAPITAL APPRECIATION         MF        411511504        1,413       59,456     sole                sole
HASBRO INC                          COM       418056107          454       33,500     sole                sole
HEWLETT-PACKARD CO.                 COM       428236103        1,443       94,416     sole                sole
HIGHWOODS PROPERTIES INC            COM       431284108        2,531       97,025     sole                sole
HOME DEPOT INC                      COM       437076102        1,733       47,186     sole                sole
HONEYWELL INTERNATIONAL INC         COM       438516106        5,087      144,405     sole                sole
HOWELL CORP                         PFD CONV  443051206        2,488       50,000     sole                sole
INGERSOLL-RAND CO. CLASS A          COM       G4776G101        2,571       56,300     sole                sole
INTEL CORP                          COM       458140100        2,288      125,238     sole                sole
INTERNATIONAL PAPER COMPANY         COM       460146103        2,229       51,155     sole                sole
INT'L BUSINESS MACHINES CORP        COM       459200101        3,607       50,102     sole                sole
ISHARES MSCI EAFE INDEX FUND        MF        464287465          759        6,400     sole                sole
ITT INDUSTRIES INC                  COM       450911102        3,724       52,750     sole                sole
IVAX CORPORATION                    COM       465823102          836       77,370     sole                sole
JANUS GROWTH & INCOME FUND          MF        471023200        1,562       58,509     sole                sole
JDS UNIPHASE CORP                   COM       46612J101          102       38,000     sole                sole
JOHNSON & JOHNSON                   COM       478160104        5,940      113,664     sole                sole
JP MORGAN CHASE & CO                COM       46625H100        2,656       78,290     sole                sole
LACLEDE GROUP INC                   COM       505597104        3,217      137,000     sole                sole
LILLY (ELI) & CO                    COM       532457108        1,586       28,118     sole                sole
LUCENT TECHNOLOGIES INC             COM       549463107          223      134,147     sole                sole
MAIL-WELL INC                       COM       560321200        1,176      226,200     sole                sole
MAIL-WELL INC                       DEB CONV  560321AD3        7,079    7,279,000     sole                sole
MARATHON OIL CORP                   COM       565849106        2,183       80,500     sole                sole
MBIA INC                            COM       55262C100        3,841       67,949     sole                sole
MCDATA CORPORATION                  COM       580031201          153       17,340     sole                sole
MCDONALD'S CORP                     COM       580135101        2,562       90,036     sole                sole
MERCK & CO INC                      COM       589331107        5,601      110,595     sole                sole
MERIDIAN GROWTH FUND INC            MF        589619105        1,446       51,455     sole                sole
MICROSOFT CORP                      COM       594918104        4,218       77,929     sole                sole
3M CO                               COM       88579Y101        3,379       27,470     sole                sole
MONY GROUP INC                      COM       615337102        1,197       35,200     sole                sole
MOTOROLA INC                        COM       620076109          837       58,039     sole                sole
MYLAN LABORATORIES INC.             COM       628530107        1,392       44,390     sole                sole
NASDAQ-100 SHARES                   MF        631100104        1,100       42,200     sole                sole
NATIONAL SERVICE INDUSTRIES         COM       637657206          282       30,162     sole                sole
NATIONAL WESTMINSTER BANK           PFD       638539AG1        5,457    5,000,000     sole                sole
NB CAPITAL CORP 8.35% SER A PF      PFD       62874N607          223        8,400     sole                sole
NEW PLAN EXCEL REALTY TRUST         PFD       648053700        7,495      160,000     sole                sole
NEXEN INC                           PFD       65334H409        2,475      100,000     sole                sole
NISOURCE INC.                       COM       65473p105          990       45,350     sole                sole
NOKIA CORP                          COM       654902204          765       52,800     sole                sole
NORTHWEST NATURAL GAS CO            COM       667655104        4,231      145,000     sole                sole
NORTHWEST PIPE COMPANY              COM       667746101        1,978       84,500     sole                sole
OCCIDENTAL PETROLEUM CORP           COM       674599105        2,251       75,050     sole                sole
OFFSHORE LOGISTICS                  COM       676255102        3,906      163,500     sole                sole
OGDEN CORPORATION                   DEB CONV  U67634AA0        1,710    9,500,000     sole                sole
ORACLE CORPORATION                  COM       68389X105        1,109      117,086     sole                sole
PALL CORP                           COM       696429307        3,320      160,000     sole                sole
PENN TRAFFIC CO                     COM       707832200          362       36,244     sole                sole
PEPSICO INC                         COM       713448108        3,954       82,034     sole                sole
PERKINELMER INC                     COM       714046109          304       27,500     sole                sole
PETROLEUM HELICOPTERS               COM       716604202        1,769       60,410     sole                sole
PFIZER INC                          COM       717081103        2,797       79,920     sole                sole
PHARMACIA CORP                      COM       71713u102        2,692       71,872     sole                sole
PHILIP MORRIS COS INC               COM       718154107        8,541      195,545     sole                sole
PHILLIPS PETE CO                    COM       718507106        2,658       45,135     sole                sole
PORTLAND GENERAL ELECTRIC           PFD       736508862          259        3,325     sole                sole
PRESTON CORP                        DEB CONV  741130AA6          253      306,000     sole                sole
PRINCIPAL FINANCIAL GROUP           COM       74251V102          264        8,500     sole                sole
PROCTER & GAMBLE CO                 COM       742718109        3,236       36,242     sole                sole
PUGET ENERGY INC                    COM       745310102        4,128      199,500     sole                sole
RECKSON ASSOC REALTY CORP           COM       75621K304          649       25,000     sole                sole
RECKSON ASSOC REALTY CORP           COM       75621k106        1,917       76,975     sole                sole
REGIONS TREASURY MONEY MARKET       MF        75913Q886           23       22,628     sole                sole
ROXIO INC                           COM       780008108          137       18,959     sole                sole
SAFEWAY INC                         COM       786514208          671       23,000     sole                sole
SAN DIEGO GAS & ELECTRIC            PFD       797440831        1,012       40,000     sole                sole
SARA LEE CORP                       COM       803111103        2,219      107,500     sole                sole
SBC COMMUNICATIONS INC              COM       78387G103        2,399       78,659     sole                sole
SCHERING-PLOUGH CORP                COM       806605101        2,198       89,360     sole                sole
SCREAMINGMEDIA INC                  COM       810883108          168      126,496     sole                sole
SENSIENT TECHNOLOGIES CORP          COM       81725t100        2,527      111,048     sole                sole
7-ELEVEN INC                        COM       817826209        2,148      263,600     sole                sole
SG PREFERRED CAPITAL II             PFD       784210304        3,038        3,000     sole                sole
SHAW GROUP INC                      DEB CONV  820280AC9        5,147    9,000,000     sole                sole
SIMON PROPERTY GROUP INC            COM       828806109          302        8,200     sole                sole
SOLECTRON CORP                      COM       834182107          328       53,300     sole                sole
SPX CORP                            COM       784635104        2,875       24,465     sole                sole
STANDARD & POORS 500                COM       78462F103        4,059       41,020     sole                sole
SUIZA CAPITAL TRUST II              PFD CONV  86507G408        1,022       19,800     sole                sole
SUN MICROSYSTEMS INC                COM       866810104          367       73,310     sole                sole
SUPERVALU INC                       COM       868536103        1,125       45,880     sole                sole
SYMANTEC CORP                       COM       871503108        1,031       31,400     sole                sole
TARGET CORP                         COM       87612E106          576       15,500     sole                sole
TARO PHARMACEUTICAL IND LTD         COM       M8737E108          920       37,500     sole                sole
TAYLOR CAPITAL GROUP INC            PFD       876851205        2,845      206,000     sole                sole
TECK COMINCO LIMITED                DEB CONV  878742AB1       12,446   14,950,000     sole                sole
TECO ENERGY INC                     COM       872375100          800       32,650     sole                sole
TEXAS INSTRUMENT                    COM       882508104          961       40,555     sole                sole
U S BANCORP                         COM       902973304        4,238      181,497     sole                sole
UNITED PARCEL SERVICE - CL B        COM       911312106          957       15,500     sole                sole
UNITED TECHNOLOGIES CORP.           COM       913017109        4,099       60,370     sole                sole
UNIVERSAL HEALTH SERVICES CLAS      COM       913903100        1,267       25,850     sole                sole
US BANCORP                          COM       902973106          395       16,919     sole                sole
VANGUARD EMERGING MKT               MF        922042304        1,544      182,297     sole                sole
VANGUARD EXPLORER FUND              MF        921926200        1,262       25,868     sole                sole
VANGUARD TOTAL INT'L INDEX          MF        921909602        1,249      136,056     sole                sole
VERITAS DGC INC                     COM       92343P107          861       68,300     sole                sole
VERIZON COMMUNICATIONS              COM       92343V104        2,886       71,890     sole                sole
VIACOM INC-CL B                     COM       925524308        3,752       84,551     sole                sole
VIRGINIA ELEC & PWR 6.7% SER A      PFD       927804591        4,235      167,800     sole                sole
VISTEON CORP                        COM       92839U107          308       21,695     sole                sole
WACHOVIA CORP                       COM       929903102        1,513       39,634     sole                sole
WAL-MART STORES                     COM       931142103        5,862      106,555     sole                sole
WASATCH SMALL CAP GROWTH FD         MF        936772102        1,325       46,476     sole                sole
WILLIAMS COMPANIES INC              COM       969457100          401       67,000     sole                sole
WISCONSIN ENERGY CORP               COM       976657106          267       10,565     sole                sole
WOLVERINE TUBE INC                  COM       978093102          189       25,000     sole                sole
WORLDCOM INC                        COM       98157D106            7      118,571     sole                sole
WYETH                               COM       983024100        1,028       20,075     sole                sole
XCEL ENERGY, INC                    COM       98389b100        5,133      306,056     sole                sole
ZIMMER HOLDINGS                     COM       98956p102          523       14,670     sole                sole
                                                             497,789